Interest and Finance Costs Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Interest income	$ 1,846	$ 1,217
Interest expense	(10,246)	(1,510)
Bank stand-by and commitment fees	(69)	(369)
Accretion expense	(3,799)	(751)
Loss on extinguishment of credit facility	(595)
Interest and finance (costs) income, net	$ (12,863)	$ (1,413)